DERIVATIVE LIABILITIES (Details 3) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Warrant derivative liabilities
Beginning balance	$ 432,793	$ 0
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture		99,999
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture to Former CFO		49,999
Initial fair value of warrant derivative liability with the February 2014 Convertible Debentures		76,299
Reclassification of fair value of warrant derivative liability to additional paid-in capital upon exercise of warrant	(518,224)
Change in Fair Value	324,480	206,496
Ending Balance	239,049	432,793
Embedded conversion feature derivative liabilities
Beginning Balance	301,779	0
Fair value of Q2 2016 Notes embedded conversion feature derivative liability	3,444,284
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversion of Q3 2015 Notes	(2,018,565)	901,784
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversions of 2016 Notes	(944,101)
Initial fair value of embedded conversion feature derivative liabilities with the Q3 2015 Notes	(2,018,565)	901,784
Change in Fair Value	308,147	(600,005)
Ending Balance	$ 1,091,544	$ 301,779